Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

September 3, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:          Elevation Series Trust (the “Trust”)

(File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 104 to the Form N-1A Registration Statement filed by the Trust on August 28, 2026, which is the most recent amendment to such registration statement and became effective August 28, 2026; and

2.	that the text of Post-Effective Amendment No. 104 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on August 28, 2026.

Very Truly Yours,

/s/ Nicholas Adams

Nicholas Adams

Secretary

Exhibit A

The Disciplined Growth Investors Fund (“DGIFX”) (SAI Only)

The Disciplined Growth Investors Equity Fund (DGIQX) (SAI Only)

Vulcan Value Partners Fund (Institutional Class) (“VVILX”)

Vulcan Value Partners Fund (Investor Class) (“VVPLX”)

Vulcan Value Partners Small Cap Fund (Institutional Class) (“VVISX”)

Vulcan Value Partners Small Cap Fund (Investor Class) (“VVPSX”)